Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Composition of Share Capital
A.	Composition of share capital

	December 31, 2021			December 31, 2020			December 31, 2019
		Issued and			Issued and			Issued and
	Authorized	Outstanding(1)		Authorized	outstanding(1)		Authorized	Outstanding
Number of shares

Ordinary shares Of NIS 10.00 par value each	17,000,000	12,849,295	(1)	17,000,000	12,652,094	(1)	17,000,000	11,479,094	(1)

(1)
Net of 258,046 Ordinary shares held as treasury shares as of December 31, 2021, 2020 and 2019, all of which have been purchased according to share buyback programs that were authorized the Company's Board of Directors.